                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


Investment Company Act file number:                   811-3120

Exact name of registrant as specified in charter:     Delaware Group Tax-Free
                                                      Money Fund

Address of principal executive offices:               2005 Market Street
                                                      Philadelphia, PA 19103

Name and address of agent for service:                Richelle S. Maestro, Esq.
                                                      2005 Market Street
                                                      Philadelphia, PA 19103

Registrant's telephone number, including area code:   (800) 523-1918

Date of fiscal year end:                              April 30

Date of reporting period:                             January 31, 2005

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ITEM 1.  SCHEDULE OF INVESTMENTS.

SCHEDULE OF INVESTMENTS (UNAUDITED)
DELAWARE TAX-FREE MONEY FUND
JANUARY 31, 2005

                                                                                                          PRINCIPAL       MARKET
                                                                                                           AMOUNT         VALUE
                                                                                                        ------------   ------------
MUNICIPAL BONDS - 23.72%
Coral Gables, Florida Health Facilities Authority Hospital Revenue (Baptist Health South
 Florida) 4.00% 8/15/05                                                                                 $    250,000   $    252,859
Fort Myers, Florida Gas Tax Revenue Series A 2.00% 2/1/05 (FSA)                                              660,000        660,000
Frisco, Texas 3.00% 2/15/05 (FSA)                                                                          1,095,000      1,095,453
Goshen Industrial Multi School Building 3.00% 7/15/05 (MBIA)                                                 380,000        381,452
MSD Warren Township Vision 2005 School Building 3.00% 7/10/05 (FGIC)                                         615,000        617,054
Philadelphia, Pennsylvania School District Tax & Revenue 3.00% 6/30/05                                       500,000        502,792
Springfield, Missouri Public Building Corporate Leasehold Revenue (Improvement Project)
 3.00% 3/1/05 (AMBAC)                                                                                        785,000        785,835
^University of Illinois Revenue Auxiliary Facilities 2.00% 4/1/05 (AMBAC)                                  1,090,000      1,086,460
York County, South Carolina School District No 3 5.00% 3/1/05                                              1,090,000      1,092,551
                                                                                                                       ------------
TOTAL MUNICIPAL BONDS (COST $6,474,456)                                                                                   6,474,456
                                                                                                                       ------------

oVARIABLE RATE DEMAND NOTES - 79.63%
Allegheny County, Pennsylvania Higher Education Building Authority 1.86% 12/1/33                           1,200,000      1,200,000
Buncombe County, North Carolina Series B 1.86% 12/1/20 (SPA, Wachovia Bank)                                1,000,000      1,000,000
Chester County, Pennsylvania Health & Higher Education Facilities Authority Revenue
 (Simpson Meadows Project) 1.86% 10/1/30 (LOC, Allied Irish Bank PLC)                                        965,000        965,000
*Children's Trust Fund Series II-R-39 1.92% 7/1/20-10                                                      2,355,000      2,355,000
Greeneville, Tennessee Industrial Development Board Revenue (Pet Income Project)
 1.87% 5/1/13 (LOC, BNP Paribas)                                                                             800,000        800,000
Hawaii Pacific Health Special Purpose Revenue (Department Budget & Financing)
 Series B-2 1.95% 7/1/33 (RADIAN) (SPA, Bank of Nova Scotia)                                               1,000,000      1,000,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Mercey Ridge)
 1.85% 4/1/31 (LOC, AllFirst Bank)                                                                         1,000,000      1,000,000
Montgomery County, Pennsylvania Higher Education & Health Authority Revenue (Philadelphia
 Geriatric Center) Series B 1.88% 12/1/33 (LOC, Allied Irish Bank PLC)                                     1,000,000      1,000,000
New Glarus, Wisconsin Industrial Development Revenue (LSI Inc.-New Glarus Project)
 2.03% 12/1/23 (AMT) (LOC, U.S. Bank.)                                                                       965,000        965,000
North Dakota Rural Water Finance Series A-1 1.60% 10/1/07                                                    500,000        500,000
Ohio State Water Development Authority (PPG Industries Inc. Project) 1.96% 10/1/15                         1,000,000      1,000,000
Pennsylvania Economic Development Financing Authority Revenue (Montessori Academy Income
 Project - C2) 1.87% 8/1/30 (LOC, PNC Bank)                                                                1,100,000      1,100,000
Philadelphia, Pennsylvania Authority For Industrial Development (Newcourtland Elder Services Project)
 1.86% 3/1/27                                                                                                200,000        200,000
Philadelphia, Pennsylvania Authority For Industrial Development Multifamily Revenue
 (Harbor View Towers) 1.87% 11/1/27 (GNMA) (LOC, PNC Bank)                                                 1,000,000      1,000,000
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities Authority Revenue
 (Temple East Inc.) Series B 1.88% 6/1/14 (LOC, Wachovia Bank)                                               700,000        700,000
Phoenix, Arizona Industrial Development Authority Multifamily Housing Revenue
 (Sunrise Vista Apartments) Series A 1.95% 6/1/31 (AMT)                                                    1,600,000      1,600,000
Pittsburgh, Pennsylvania Urban Redevelopment Authority (Wood Street Commons Project)
 2.63% 12/1/16 (AMT) (LOC, PNC Bank)                                                                       1,055,000      1,055,000
Shelby County, Tennesse Health Educational & Housing Facilities Board Revenue (Arbor Lake)
 1.94% 3/1/10 (AMT) (LOC, PNC Bank)                                                                        1,000,000      1,000,000
Somerset County, Pennsylvania Hospital Authority Revenue (Somerset Community
 Hospital Project) Series B 1.30% 3/1/32 (RADIAN) (SPA, PNC Bank)                                          1,000,000      1,000,000
University of Pittsburgh Commonwealth Systems 1.84% 9/15/24                                                1,200,000      1,200,000
Vermont Educational & Health Buildings Financing Agency Revenue (Rutland Regional Medical
 Center) Series A 1.91% 4/1/32 (RADIAN) (SPA, Fleet National Bank)                                         1,100,000      1,100,000
                                                                                                                       ------------
TOTAL VARIABLE RATE DEMAND NOTES (COST $21,740,000)                                                                      21,740,000
                                                                                                                       ------------

TOTAL MARKET VALUE OF SECURITIES - 103.35%
  (COST $28,214,456)                                                                                                     28,214,456

LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS (SEE NOTES) - (3.35%)                                                     (913,688)
                                                                                                                       ------------
NET ASSETS APPLICABLE TO 27,301,137 SHARES OUTSTANDING - 100.00%                                                       $ 27,300,768
                                                                                                                       ------------
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oThe interest rate shown is the rate as of January 31, 2005.
*Pre-Refunded Bonds are municipals that are generally backed or secured by U.S.
Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.
^Zero Coupon Bond. The interest rate shown is the yield at the time of purchase.

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SUMMARY OF ABBREVIATIONS:
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by the Government National Mortgage Association
LOC - Letter of Credit
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance
SPA - Stand-by Purchase Agreement

NOTES

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Delaware Group
Tax-Free Money Fund (the "Fund").

SECURITY VALUATION - Securities are valued at amortized cost, which approximates market value.

FEDERAL INCOME TAXES - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes have been made in the financial statements.

CLASS ACCOUNTING - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Distribution expenses relating to a specific class are charged directly to that class.

USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

OTHER - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets.
Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date).
Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends from net investment income daily and pays such dividends monthly.

2. CREDIT AND MARKET RISK
The Fund concentrates its investments in securities issued by municipalities.
The value of these investments may be adversely affected by new legislation within the states, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market values may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

An investment in the Fund is not insured or guaranteed by the Federal Deposit
Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the Fund.

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ITEM 2.  CONTROLS AND PROCEDURES.

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

         File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:


                                  CERTIFICATION

I, Jude T. Driscoll, certify that:

1.      I have reviewed this report on Form N-Q of Delaware Group Tax-Free Money
        Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


         Jude T. Driscoll
-----------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    January 30, 2005

                                  CERTIFICATION

I, Michael P. Bishof, certify that:

1.      I have reviewed this report on Form N-Q of Delaware Group Tax-Free Money
        Fund;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

        (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

        (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

        (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

        (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

        (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

        (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.


         Michael P. Bishof
-----------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    January 30, 2005

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


DELAWARE GROUP TAX-FREE MONEY FUND


         Jude T. Driscoll
-----------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    January 30, 2005


         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
-----------------------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    January 30, 2005


         Michael P. Bishof
-----------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    January 30, 2005